August 27, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:           Forum Funds (the "Registrant"):
Fountainhead Special Value Fund
(File Nos. 811-03023 and 002-67052)

Dear Sir or Madam:

Pursuant to Regulation 14C promulgated under the Securities Exchange Act of 1934, as amended,  transmitted herewith on behalf of the Registrant, is a copy of the definitive Information Statement for shareholders of the Fountainhead Special Value Fund (the “Fund”), a series of the Registrant. The purpose of the Information Statement is to provide shareholders of the Fund with information regarding the liquidation and termination of the Fund. The liquidation and termination of the Fund was approved by the Board of Trustees of the Trust at an in-person meeting held on July 25, 2013.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (207) 347-2075

Very truly yours,

/s/ David Faherty

David Faherty

cc. Stacy L. Fuller, Esq.
K&L Gates LLP